Prepaid land use rights (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid land use rights
Schedule of prepaid land use rights
	As of December 31
	2013	2014
	$	$
Land in Zhaoqing City	—	13,214,473

Prepaid land use rights	—	13,214,473